Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (4,232)	$ (6,415)	$ (6,708)	$ (20,373)
Loss (income) from discontinuing operations	74	561	177	(16,168)
Loss from continuing operations	(4,306)	(6,976)	(6,885)	(4,205)
Adjustments to reconcile net loss to net cash used in operating activities, continuing operations:
Depreciation	130	53	159	310
Amortization	332	328	454	491
Stock-based compensation	152	226	263	530
Impairment of goodwill		2,873	2,873
Change in fair value of warrant liability, acquisition note payable and other derivatives	(137)	(331)	(160)	(3,782)
Amortization of operating lease right-of-use assets	154	123	144
Change in fair value of siParadigm Earn-Out	66	982	935
Amortization of discount on debt and debt issuance costs	71	470	497	226
Loss on extinguishment of debt	120	256	256
Interest added to Convertible Note		268	268
Issuance of common stock to vendor			39
Modification of 2017 Debt warrants				83
Loss in equity-method investment				154
Change in fair value of Excess Consideration note			(93)
Gain on troubled debt restructuring			(258)
Changes in:
Accounts receivable	(72)	(36)	81	296
Other current assets	(203)	(422)	(279)	(87)
Other non-current assets	(3)	(2)	(2)	(49)
Accounts payable, accrued expenses and deferred revenue	400	1,516	(1,342)	2,880
Due to Interpace Biosciences, Inc.	421
Obligations under operating leases	(183)	(156)	(189)
Deferred rent payable and other				(48)
Net cash provided by (used in) operating activities, continuing operations	(3,058)	(828)	(3,239)	(3,201)
Net cash used in operating activities, discontinuing operations	(514)	(5,309)	(5,421)	(9,351)
Net cash used in operating activities	(3,572)	(6,137)	(8,660)	(12,552)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(39)	(21)	(28)	(17)
Distribution from Joint Venture	36
Receipts from Excess Consideration Note	888
Net cash provided by (used in) investing activities, continuing operations	885	(21)	(28)	(17)
Net cash provided by investing activities, discontinuing operations	78	3,044	9,119	1,101
Net cash provided by investing activities	963	3,023	9,091	1,084
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on obligations under finance leases	(66)	(36)	(72)	(43)
Proceeds from offerings of common stock, net of certain offering costs		5,412	5,412
Payments on Advance from NovellusDx, Ltd.	(350)		(892)
Advance from NovellusDx, Ltd.				1,500
Proceeds from Convertible Note				2,500
Principal payments on Convertible Note			(1,023)
Fractional shares settlement paid in cash			(5)
Net cash provided by (used in) financing activities, continuing operations	(416)	5,376	3,420	3,957
Net cash used in financing activities, discontinuing operations		(115)	(115)	(1,810)
Net cash provided by (used in) financing activities	(416)	5,261	3,305	2,147
Effect of foreign exchange rates on cash and cash equivalents and restricted cash	(72)	(161)	(17)	(59)
Net increase (decrease) in cash and cash equivalents and restricted cash	(3,097)	1,986	3,719	(9,380)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
Beginning	4,230	511	511	9,891
Ending	1,133	2,497	4,230	511
RECONCILIATION OF CASH AND CASH EQUIVALENTS AND RESTRICTED
Cash and cash equivalents					$ 1,133	$ 2,147
Restricted Cash and Cash Equivalents						350
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	1,133	2,497	511	9,891	1,133	2,497
SUPPLEMENTAL CASH FLOW DISCLOSURE
Cash paid for interest	11	1,185	1,501	1,271
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Common stock issued in VenturEast settlement	12
Fair value of common stock exchanged to settle Note Payable	1,578
Right of use assets obtained through operating leases	27
Fixed assets obtained through finance leases	17	145
Conversion of debt and accrued interest into common stock		350	350
Fixed assets acquired through finance lease arrangements			145	75
Increase in fair value of conversion option		547	547
Exchanges of principal on Convertible Note for common stock		612	612
Partial pay-off of Convertible Note through note payable to Atlas Sciences, LLC			1,250
Fair value of warrants reclassified from liabilities to equity				423
Beneficial conversion feature on Convertible Note				328
Beneficial conversion feature on Advance from NovellusDx, Ltd.				1,173
Gain on disposal of business			8,370	78
Advance from siParadigm, net of repayments
Accounts receivable
Operating lease right-of-use assets		436	$ 358
Clinical Business [Member]
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Goodwill						1,188
Accounts payable and accrued expenses						(287)
Gain on disposal of business		1,222
Earn-Out from siParadigm						(2,269)
Advance from siParadigm, net of repayments						974
Net cash received in disposal		828
BioPharma Business [Member]
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Goodwill						10,106
Accounts payable and accrued expenses						(6,351)
Gain on disposal of business		7,274
Net cash received in disposal		2,258
Accounts receivable						4,145
Other current assets						1,142
Fixed assets						2,998
Operating lease right-of-use assets		$ 1,969
Patents and other intangible assets						42
Obligations under operating leases						(2,110)
Obligations under finance leases						(451)
Deferred revenue						(1,046)
Line of credit						(2,665)
Term note						(6,000)
Note receivable from IDXG						$ (6,795)